Share-based Payments - RSU and Class A option activity (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Available for Grant, beginning balance (shares)	21,597,913	17,529,216
Shares Outstanding, beginning balance (shares)	4,642,661	9,311,825
RSUs Outstanding, beginning balance (shares)	12,417,473	12,204,353
Replacement share options granted (shares)	0	(980,573)
Share options exercised (shares)	(1,902,084)	(5,487,334)
Share options canceled (shares)	(17,395)	(162,403)
Equity awards granted in relation to business combination (shares)		(1,225,691)
Repurchase of early exercised options (shares)		18,750
Shares Available for Grant, ending balance (shares)	30,600,215	21,597,913
Shares Outstanding, ending balance (shares)	2,723,182	4,642,661
RSUs Outstanding, ending balance (shares)	9,602,673	12,417,473
Share options vested and exercisable (shares)	1,983,464	3,074,737
Weighted Average Exercise Price, beginning balance (USD per share) | $	$ 2.21	$ 2.04
Weighted Average Exercise Price, replacement share options granted (USD per share) | $		0.72
Weighted Average Exercise Price, exercised (USD per share) | $	1.93	1.64
Weighted Average Exercise Price, canceled (USD per share) | $	1.45	2.70
Weighted Average Exercise Price, ending balance (USD per share) | $	2.41	2.21
Weighted Average Exercise Price, share options vested and exercisable (USD per share) | $	$ 2.50	$ 2.31
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
2015 Plan (shares)	11,423,916	10,817,923
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted (shares)	4,390,298	5,938,291
RSUs canceled (shares)	(1,951,289)	(1,214,176)
RSUs settled (shares)	(5,253,809)	(4,510,995)